Product Warranty and Recall Campaigns	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Product Warranty and Recall Campaigns
12. Product Warranty and Recall Campaigns
The Company provides a limited warranty on new electric motorcycles for a period of two years, except for the battery which is covered for five years. The Company also provides limited warranties on parts and accessories and electric balance bikes. The warranty coverage for the retail customer generally begins when the product is sold to the retail customer. The Company accrues for future warranty claims at the time of sale using an estimated cost based primarily on historical Company claim information. In the case of both warranty and recall costs, as actual experience becomes available it is used to update the accruals.
Additionally, the Company may from
time-to-time
initiate certain voluntary recall campaigns. The Company records estimated recall costs when the liability is both probable and estimable. This generally occurs when the Company’s management approves and commits to a recall. The warranty and recall liability are included in Accrued liabilities and Other long-term liabilities on the Consolidated balance sheets.
Changes in the Company’s warranty and recall liability were as follows as of December 31, (in thousands):

	2022	2021
Balance, beginning of period	$1,095	$778
Warranties issued during the period	714	575
Settlements made during the period	(616)	(933)
Currency Translation Adjustments	(76)	(1)
Recalls and changes to pre-existing warranty liabilities	236	676
Transaction related adjustment (1)	(787)	—

Balance, end of period	$566	$1,095

(1)
In connection with the Separation and Business Combination, $787 thousand of warranties and recall liabilities were retained by
H-D
related to
pre-transaction
claims for certain
H-D
branded electric motorcycles.

The liability for recall campaigns was $269 thousand at December 31, 2021. There was no liability for recall campaigns as of December 31, 2022, as the liability related to pre-transaction
recall campaigns related to certain
H-D
branded electric motorcycles and was retained by
H-D.